Document And Entity Information	Jan. 13, 2023
Document Information Line Items
Entity Registrant Name	CLS HOLDINGS USA, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001522222
Document Period End Date	Jan. 13, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55546
Entity Tax Identification Number	45-1352286
Entity Address, Address Line One	1800 S. Industrial Road suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89102
City Area Code	(416)
Local Phone Number	992-4539
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE